Statement of Additional Information Supplement dated December 4, 2009
The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, B, C, R, Y, Investor and Institutional Class shares, as applicable, of the Funds listed below:
AIM China Fund
AIM Developing Markets Fund
AIM Global Health Care Fund
AIM International Total Return Fund
AIM Japan Fund
AIM LIBOR Alpha Fund
AIM Trimark Endeavor Fund
AIM Trimark Fund
AIM Trimark Small Companies Fund
Effective December 1, 2009, the following information replaces in its entirety the information appearing under the heading “Portfolio Manager Fund Holdings and Information on Other Managed Accounts — AIM Trimark Small Companies Fund” on page H-3 of the Statement of Additional Information. The following table reflects information as of October 31, 2008 (unless otherwise noted):

		Other Registered Mutual Funds		Other Pooled Investment Vehicles		Other Accounts Managed
	Dollar Range	Managed (assets in millions)		Managed (assets in millions)		(assets in millions)
“Portfolio	of Investments	Number of		Number of		Number of
Manager	in Each Fund[1]	Accounts	Assets	Accounts	Assets	Accounts	Assets
AIM Trimark Small Companies Fund
Ted Chisholm	None[2]	None	None	5	$231.9	None	None
Robert Mikalachki	None[2]	None	None	5	$231.9	None	None
Virginia Au3	None[2]	None	None	None	None	None	None

1	This column reflects investments in a Fund’s shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

2	Shares of the Funds are not sold in Canada, where the portfolio management is domiciled. Accordingly, no portfolio manager may invest in the Funds.

3	Ms. Au began serving as portfolio manager on AIM Trimark Small Companies Fund on December 1, 2009. Information for Ms. Au has been provided as of October 31, 2009.”
AIF SUP-2 120409